Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Vessel operating revenues	$ 371,022	$ 347,917	$ 343,448
Operating expenses
Voyage expenses	(1,678)	(2,517)	(3,334)
Vessel operating expenses	(68,357)	(63,414)	(61,237)
Administrative expenses	(10,467)	(9,147)	(7,887)
Depreciation	(73,363)	(72,224)	(69,833)
Operating income	217,157	200,615	201,157
Other income/(expenses)
Interest income	4,868	2,005	41
Interest expense	(108,724)	(76,596)	(56,221)
Extinguishment of long-term debt	(10,238)	(16,102)	(1,209)
Gain on derivatives	18,281	79,682	18,399
Other financial items	(1,227)	(1,464)	137
Income before tax	120,117	188,140	162,304
Income tax expense	(78)	(98)	(99)
Net income	$ 120,039	$ 188,042	$ 162,205
Earnings per share:
Basic earnings per share (in dollars per share)	$ 2.24	$ 3.53	$ 3.04
Diluted earnings per share (in dollars per share)	$ 2.22	$ 3.51	$ 3.04